Going Concern - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 1,000,000		$ 2,100,000
Cash flows from operating activities	(2,116,786)	$ (1,479,171)	(1,550,781)	$ (5,168,175)
Accumulated deficit	$ (51,266,596)		$ (46,766,324)	$ (32,360,062)